Net Unrealized Investment Gains and Losses in Accumulated other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Unrealized Gains Losses on Investment Securities
Schedule of Investments [Line Items]
Balance	$ (85,550)	$ (327,781)	$ 159,261
Net investment gains and losses on investments arising during the period	332,918	160,311	(408,019)
Reclassification adjustment for gains and losses included in net income	(6,001)	(81,920)	79,023
Balance	253,369	(85,550)	(327,781)
Value of Business Acquired
Schedule of Investments [Line Items]
Balance	5,826	36,774	(20,287)
Impact of net unrealized investment gains and losses on VOBA	(21,843)	(30,948)	57,061
Balance	(16,017)	5,826	36,774
Future Policy Benefits and Policyholders' Account Balances
Schedule of Investments [Line Items]
Balance	23,982	52,906	(7,541)
Impact of net unrealized investment gains and losses on future policy benefits and policyholders' account balances	(157,156)	(28,924)	60,447
Balance	(133,174)	23,982	52,906
Deferred Income Tax (Liability) Asset
Schedule of Investments [Line Items]
Balance	19,574	83,402	(45,935)
Net investment gains and losses on investments arising during the period	(111,486)	(56,111)	142,807
Reclassification adjustment for gains and losses included in net income	2,100	28,672	(27,658)
Impact of net unrealized investment gains and losses on VOBA	7,645	10,832	(19,971)
Impact of net unrealized investment gains and losses on future policy benefits and policyholders' account balances	55,005	10,123	(21,157)
Balance	(31,362)	19,574	83,402
Accumulated Net Unrealized Investment Gain (Loss)
Schedule of Investments [Line Items]
Balance	(36,168)	(154,699)	85,498
Net investment gains and losses on investments arising during the period	221,432	104,200	(265,212)
Reclassification adjustment for gains and losses included in net income	(3,901)	(53,248)	51,365
Impact of net unrealized investment gains and losses on VOBA	(14,198)	(20,116)	37,090
Impact of net unrealized investment gains and losses on future policy benefits and policyholders' account balances	(102,151)	(18,801)	39,290
Balance	$ 72,816	$ (36,168)	$ (154,699)